Cover Page	Feb. 18, 2026
Cover [Abstract]
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	734-3400
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001347178
Amendment Flag	false
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827